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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06472
Invesco Van Kampen Trust for Insured Municipals

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin Meadows   1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code:  (713) 626-1919
Date of fiscal year end:   2/28
Date of reporting period:   8/31/11

Item 1. Reports to Stockholders.

Invesco Van Kampen Trust for Insured Municipals
Semiannual Report to Shareholders ▪ August 31, 2011
NYSE: VIM

2	Trust Performance
3	Trust Updates
4	Dividend Reinvestment Plan
5	Schedule of Investments
12	Financial Statements
15	Notes to Financial Statements
21	Financial Highlights
22	Approval of Investment Advisory and Sub-Advisory Agreements
24	Results of Proxy
Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/11 to 8/31/11

Trust at NAV	10.84%

Trust at Market Value	13.43

Barclays Capital Municipal Bond Index▼	6.39

Market Price Discount to NAV as of 8/31/11	–2.86

▼Lipper Inc.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in net asset value (NAV) for performance based on NAV and changes in market price for performance based on market price.
     Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
The Barclays Capital Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The Trust is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

NYSE Symbol	VIM
2 Invesco Van Kampen Trust for Insured Municipals

Portfolio Management Update

The following individuals are jointly and primarily responsible for the day-to-day management of Invesco Van Kampen Trust for Insured Municipals.
     Effective June 28, 2011, Richard Berry joined the Trust’s management team. He has been associated with Invesco or its affiliates in an investment capacity since 1987.
     Effective June 28, 2011, Stephen Turman joined the Trust’s management team. He has been associated with Invesco or its affiliates in an investment capacity since 1985.
     Thomas Byron began managing the Trust in 2009 and has been associated with Invesco or its affiliates in an investment capacity since 2010. From 1981 to 2010, Mr. Byron was associated with Van Kampen Asset Management or its affiliates in an investment capacity.
     Robert Stryker began managing the Trust in 2009 and has been associated with Invesco or its affiliates in an investment capacity since 2010. From 1994 to 2010, Mr. Stryker was associated with Van Kampen Asset Management or its affiliates in an investment capacity.
     Robert Wimmel began managing the Trust in 2001 and has been associated with Invesco or its affiliates in an investment capacity since 2010. From 1996 to 2010, Mr. Wimmel was associated with Van Kampen Asset Management or its affiliates in an investment capacity.

Upcoming Changes to Investment Policy and Trust Name

The Board of Trustees of the Trust recently adopted a change in the Trust’s investment policy regarding investment in insured municipal securities to provide the Trust’s investment adviser with more flexibility regarding the types of securities available for investment by the Trust in seeking to achieve its investment objective. The Trust’s fundamental investment policy provides that under normal market conditions the Trust will invest at least 80% of its total assets in municipal securities. The Trust is eliminating its existing non-fundamental investment policy requiring that it invest at least 80% of its assets in municipal securities that are insured at the time of purchase by insurers whose claims-paying ability is rated ‘A’ or better by at least one nationally recognized statistical rating organization.1 Over the past few years, many municipal bond insurers have had their credit ratings downgraded, and only two insurers remain that are rated at least ‘A,’ only one of which is currently insuring new municipal bonds. As a result, the supply of insured municipal securities has decreased dramatically. Invesco believes that by eliminating this policy, Invesco will be better able to manage the Trust’s portfolio in the best interests of Trust shareholders. The Trust is not changing its investment objective, and the Trust will continue to invest primarily in a portfolio of municipal securities. In connection with the change in policy, the Trust will change its name to Invesco Van Kampen Trust for Value Municipals. The Trust will implement these changes effective on or about January 23, 2012.

1	A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. For more information on rating methodologies, please visit the following NRSRO websites: standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage; moodys.com and select “Rating Methodologies” under Research and Ratings on the homepage; and fitchratings.com and select “Ratings Definitions” on the homepage.
3 Invesco Van Kampen Trust for Insured Municipals

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Trust. Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of your Trust, allowing you to potentially increase your investment over time.

Plan benefits
■	Add to your account:

You may increase the amount of shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan are able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by a Trust, there is no fee, and when shares are bought in blocks on the open market, the per share fee is shared among all Participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent) which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” – in the name of your brokerage fi rm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan Brochure. You can enroll in the Plan by visiting invesco.com/us, calling toll-free 800 341 2929 or notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Please include your Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before such Distributions are paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distributions.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your reinvestment shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you’ll pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Trust is trading at a discount – a market price that is lower than NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by your Trust. If your Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if your Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all Participants in blocks, resulting in lower fees for each individual Participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
     Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account have signed these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees.

2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and applicable per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
   To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4 Invesco Van Kampen Trust for Insured Municipals

Schedule of Investments

August 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–161.11%
Alabama–5.14%
Alabama (State of) Drinking Water Finance Authority (Revolving Fund);
Series 2002 A, RB (INS–AMBAC)(a)	5.13%	08/15/16	$915	$928,377

Series 2002 A, RB (INS–AMBAC)(a)	5.25%	08/15/18	1,380	1,396,671

Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS–AGC)(a)(b)	5.00%	06/01/39	525	535,070

Birmingham (City of) Airport Authority; Series 2010, RB (INS–AGM)(a)	5.25%	07/01/30	800	835,576

Birmingham (City of) Water Works Board; Series 2011, RB (INS–AGM)(a)	5.00%	01/01/36	1,815	1,881,338

Health Care Authority for Baptist Health (The); Series 2009 A, RB(c)(d)	6.13%	05/15/12	500	514,365

Selma (City of) Industrial Development Board (Gulf Opportunity Zone); Series 2009 A, RB	6.25%	11/01/33	500	524,395

				6,615,792

Arizona–1.95%
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB(b)	5.00%	07/01/25	430	475,481

Series 2008 B, Highway RB(b)	5.00%	07/01/26	645	707,223

Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB(c)(d)	5.00%	07/01/14	575	628,176

Phoenix Industrial Development Authority (Career Success Schools Project); Series 2009, Education RB	7.00%	01/01/29	735	700,257

				2,511,137

California–19.35%
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water RB(b)	5.00%	12/01/24	200	225,310

Series 2008 AE, Water RB(b)	5.00%	12/01/25	225	251,093

Series 2008 AE, Water RB(b)	5.00%	12/01/26	225	248,897

Series 2008 AE, Water RB(b)	5.00%	12/01/27	150	164,406

Series 2008 AE, Water RB(b)	5.00%	12/01/28	225	245,194

California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB(e)	5.30%	08/01/23	1,000	977,940

Series 2008 K, Home Mortgage RB(e)	5.45%	08/01/28	1,000	1,000,600

California Statewide Communities Development Authority (Pooled Financing); Series 2004 A, Water & Wastewater RB (INS–AGM)(a)	5.25%	10/01/19	1,565	1,695,349

Coachella Redevelopment Agency (Merged Project Areas); Series 2006 A, Sub. Tax Allocation RB (INS–AMBAC)(a)	5.25%	09/01/36	3,390	3,079,171

Desert Community College District (Riverside and Imperial Counties); Series 2007 B, GO Bonds (INS–AGM)(a)	5.00%	08/01/32	500	512,970

East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB	5.00%	06/01/36	945	1,009,458

Metropolitan Water District of Southern California; Series 2005 A, Water Works RB (INS–AGM)(a)	5.00%	07/01/35	1,000	1,029,600

Sacramento (City of) Financing Authority; Series 2005 A, Tax Allocation RB (INS–NATL/FGIC)(a)	5.00%	12/01/34	3,000	2,677,890

Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB	5.25%	07/01/29	1,950	2,132,344

Southern California Public Power Authority (Southern Transmission); Series 2000 A, VRD Ref. Sub. RB (INS–AGM)(a)(h)	0.15%	10/04/11	2,500	2,500,000

Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP(a)(c)(d)	3.50%	05/31/13	1,000	1,000,810

University of California; Series 2005 B, Limited RB (INS–AGM)(a)	5.00%	05/15/30	2,000	2,042,700

Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	550	579,727

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Trust for Insured Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

West Contra Costa Unified School District;
Series 2005, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(f)	0.00%	08/01/25	$1,485	$619,483

Series 2005, Unlimited Tax CAB GO Bonds (INS–NATL/FGIC)(a)(f)	0.00%	08/01/26	1,350	513,068

West Sacramento (City of) Financing Authority; Series 2006 A, Special Tax RB (INS–SGI)(a)	5.00%	09/01/26	2,500	2,385,725

				24,891,735

Colorado–3.80%
Colorado (State of) Educational & Cultural Facilities Authority (Charter School Challenge Project); Series 2007, Ref. RB (INS–CIFG)(a)	5.00%	06/01/37	2,500	2,481,900

Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS–AGM)(a)(b)	5.00%	09/01/36	1,200	1,212,456

Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS–SGI)(a)	5.00%	12/01/35	1,400	1,198,330

				4,892,686

Connecticut–0.96%
Connecticut (State of) Development Authority (Aquarion Water Company Project); Series 2007, Ref. Water Facility RB (INS–SGI)(a)(e)	5.10%	09/01/37	1,375	1,233,031

District of Columbia–1.36%
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.50%	10/01/29	1,000	1,098,690

District of Columbia Water & Sewer Authority;
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(a)(b)	5.00%	10/01/29	250	266,313

Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(a)(b)	5.00%	10/01/34	375	390,289

				1,755,292

Florida–13.52%
Citizens Property Insurance Corp.; Series 2010 A-1, Sr. Sec. High Risk Account RB	5.00%	06/01/14	1,000	1,074,650

Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS–AMBAC)(a)	5.95%	07/01/20	145	151,153

Florida (State of) Board of Education; Series 2007 B, Lottery RB (INS–BHAC/NATL)(a)	5.00%	07/01/27	6,000	6,426,300

Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS–AGC)(a)(b)(e)	5.38%	10/01/33	250	255,225

Series 2008 A, RB (INS–AGC)(a)(b)(e)	5.50%	10/01/38	550	558,668

Miami-Dade (County of) (Miami International Airport);
Series 2002, Aviation RB (INS–AGC)(a)(e)	5.38%	10/01/27	2,000	2,020,960

Series 2004, Aviation RB (INS–AGC/FGIC)(a)(e)	4.75%	10/01/36	1,030	945,169

Series 2005, Aviation RB (INS–AGC/CIFG)(a)(e)	5.00%	10/01/38	790	750,650

Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS–BHAC)(a)	5.50%	04/01/38	1,370	1,421,800

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS–AGM)(a)	5.00%	07/01/35	720	737,251

Miami-Dade (County of); Series 2010, Water & Sewer System RB (INS–AGM)(a)	5.00%	10/01/39	1,000	1,025,280

Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS–BHAC)(a)(b)	5.50%	10/01/23	750	886,928

Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(a)(c)(d)	5.35%	05/01/18	1,000	1,137,050

				17,391,084

Georgia–5.38%
Atlanta (City of); Series 2010 A, General Airport RB (INS–AGM)(a)	5.00%	01/01/35	2,000	2,058,220

Metropolitan Atlanta Rapid Transit Authority; Series 2007 B, Ref. Third Indenture Sales Tax RB (INS–AGM)(a)	5.00%	07/01/34	660	676,216

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Trust for Insured Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia–(continued)

Newton (County of) Industrial Development Authority (GPC Foundation Real Estate Newton, LLC Academic Building–Newton Campus); Series 2005, RB (INS–CIFG)(a)	5.00%	06/01/34	$2,000	$2,011,180

Private Colleges & Universities Authority (Emory University); Series 2009 B, RB(b)	5.00%	09/01/29	2,000	2,173,580

				6,919,196

Hawaii–2.53%
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.);
Series 1999 C, Special Purpose RB (INS–AMBAC)(a)(e)	6.20%	11/01/29	2,000	2,000,580

Series 1999 D, Special Purpose RB (INS–AMBAC)(a)(e)	6.15%	01/01/20	1,250	1,250,925

				3,251,505

Illinois–13.98%
Bolingbrook (Village of) Series 1999 B, Unlimted Tax GO CAB Bonds (INS–NATL)(a)(f)	0.00%	01/01/32	725	195,525

Chicago (City of) (O’Hare International Airport); Series 2003 B-2, Third Lien Airport RB (INS–AGM)(a)(e)	5.75%	01/01/22	5,000	5,204,100

Chicago (City of) Board of Education; Series 2008 C, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)(b)	5.00%	12/01/27	1,925	1,974,261

Chicago (City of) Park District; Series 2001 A, Limited Tax GO Bonds (INS–NATL/FGIC)(a)	5.50%	01/01/18	155	155,581

Chicago (City of);
Series 2000 C, Ref. Unlimited Tax Go Bonds (INS–NATL)(a)	5.50%	01/01/40	1,120	1,120,527

Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(a)(b)	5.25%	01/01/24	1,000	1,061,800

Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(a)(b)	5.25%	01/01/25	1,000	1,056,090

Illinois (State of) Finance Authority (Resurrection Healthcare); Series 1999 A, RB (INS–AGM)(a)	5.50%	05/15/24	3,000	3,121,560

Illinois (State of) Finance Authority (Robert Morris College); Series 2000, RB (INS–NATL)(a)	5.80%	06/01/30	1,000	1,000,320

Illinois (State of) Finance Authority (Sherman Health Systems); Series 2007 A, RB	5.50%	08/01/37	1,000	900,750

Kendall Kane & Will (Counties of) Community Unit School District No. 308; Series 2001, Unlimited Tax Go Bonds (INS–NATL/FGIC)(a)	5.50%	10/01/12	1,260	1,264,851

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	880	928,849

				17,984,214

Indiana–5.97%
Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB(b)	5.00%	11/15/36	4,600	4,605,934

New Albany Floyd (County of) School Building Corp. (Floyd County); Series 2005, Ref. First Mortgage RB (INS–AGM)(a)	5.00%	07/15/25	1,800	1,876,626

Reid Hospital & Health Care Service Inc.; Series 2005 A, VRD Hospital Authority RB (INS–AGM)(a)(h)	0.14%	09/27/11	1,200	1,200,000

				7,682,560

Iowa–1.23%
Iowa (State of) Finance Authority; Series 2008 A, Health Facilities RB (INS–AGC)(a)	5.25%	08/15/29	1,500	1,582,200

Kentucky–2.87%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena); Series 2008 A-1, RB (INS–AGC)(a)	6.00%	12/01/42	1,000	1,050,760

Louisville & Jefferson (County of) Metropolitan Government (Norton Healthcare Inc.); Series 2006, Health System RB	5.00%	10/01/30	2,750	2,645,197

				3,695,957

Louisiana–1.58%
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. Housing & Parking); Series 2010, RB (INS–AGM)(a)	5.50%	10/01/35	960	1,005,360

Louisiana (State of) Citizens Property Insurance Corp.; Series 2006 B, Assessment RB (INS–AMBAC)(a)	5.00%	06/01/20	1,000	1,022,260

				2,027,620

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Trust for Insured Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–2.15%
Detroit (City of) (Sewage Disposal System); Series 2003 B, Sr. Lien RB (INS–AGM)(a)	7.50%	07/01/33	$1,250	$1,480,187

Monroe (County of) Economic Development Corp. (Detroit Edison Co.); Series 1992 AA, Ref. Limited Tax GO Bonds (INS–NATL/FGIC)(a)	6.95%	09/01/22	1,000	1,281,580

				2,761,767

Minnesota–0.44%
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Healthcare System RB	6.38%	11/15/23	500	569,575

Missouri–2.52%
Kansas (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/24	175	197,431

Series 2011 A, Ref. RB	5.50%	09/01/25	305	339,743

Missouri (State of) Housing Development Commission (Brookstone); Series 1996 A, MFH RB(e)	6.00%	12/01/16	350	350,658

Missouri (State of) Housing Development Commission (Truman Farm); Series 1996 A, MFH RB (INS–AGM)(a)(c)(e)	5.75%	10/01/11	125	125,449

Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point Project); Series 2006, RB (INS–NATL)(a)	5.00%	01/01/21	1,000	1,049,520

Nixa (City of); Series 2005, Electric System RB (INS–SGI)(a)	5.00%	04/01/25	1,175	1,181,874

				3,244,675

Nebraska–2.77%
Nebraska (State of) Investment Finance Authority (Housing Summit Club Apartments Project); Series 1997, MFH RB(d)(e)	5.70%	10/17/11	430	431,131

Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS–BHAC)(a)	5.13%	04/01/29	1,000	1,080,740

Nebraska (State of) Public Power District; Series 2007 B, RB (INS–AGM/BHAC)(a)	5.00%	01/01/37	2,000	2,056,360

				3,568,231

Nevada–4.98%
Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB (INS–AGM)(a)	5.25%	07/01/39	1,000	1,028,120

Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS–AMBAC)(a)(e)	5.25%	07/01/34	4,000	3,776,280

Nevada (State of) (Municipal Bond Bank Projects R9A Thru R13F); Series 2005, Limited Tax GO Bonds (INS–AGM)(a)	5.00%	12/01/23	1,500	1,599,105

				6,403,505

New Hampshire–1.21%
Manchester (City of); Series 2009 A, Ref. General Airport RB (INS–AGM)(a)	5.13%	01/01/30	1,000	1,042,420

New Hampshire (State of) Business Finance Authority (The United Illuminating Co.); Series 2009 A, PCR(c)(d)(e)	6.88%	02/01/12	500	511,355

				1,553,775

New Jersey–2.39%
New Jersey (State of) Economic Development Authority (School Facilities); Series 2007 U, RB (INS–AGM)(a)(b)	5.00%	09/01/32	3,000	3,075,720

New Mexico–0.30%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB(b)	6.38%	08/01/32	350	387,961

New York–3.62%
New York (State of) Dormitory Authority (The City of New York); Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(a)	5.50%	05/15/28	600	693,324

New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/29	960	1,055,424

Port Authority of New York & New Jersey (JFK International Air Terminal, LLC); Series 1997, Special Obligation RB (INS–NATL)(a)(e)	5.75%	12/01/25	3,000	2,911,770

				4,660,518

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Trust for Insured Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–2.50%
Brunswick (County of); Series 2004 A, Enterprise System RB (INS–AGM)(a)	5.25%	04/01/24	$1,585	$1,723,862

North Carolina (State of) Turnkpike Authority; Series 2009 A, Expressway System RB (INS–AGC)(a)	5.13%	01/01/24	1,355	1,487,993

				3,211,855

Ohio–6.09%
Erie (County of) (Firelands Regional Medical Center); Series 2002 A, Hospital Facilities RB	5.63%	08/15/32	1,000	969,470

Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS–AGM)(a)(b)	5.00%	04/01/24	775	824,375

Series 2006 A, Hospital Facilites RB (INS–AGM)(a)(b)	5.00%	02/01/24	725	771,523

Series 2006 B, Hospital Facilities RB (INS–AGM)(a)(b)	5.00%	02/01/24	750	798,150

New Albany Community Authority; Series 2001 B, Community Facilities RB (INS–AMBAC)(a)	5.50%	10/01/17	1,000	1,014,630

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	1,000	1,124,920

Ohio (State of) Building Authority (Administration Building Fund); Series 2002, RB(d)(g)	5.50%	04/01/12	1,715	1,768,114

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(c)(d)	5.88%	06/01/16	500	562,180

				7,833,362

Oklahoma–1.05%
Tulsa (City of) Trustees Airports Improvement Trust; Series 2000 A, RB (INS–NATL/FGIC)(a)(e)	6.00%	06/01/20	1,250	1,351,500

Pennsylvania–2.23%
Philadelphia (City of) Redevelopment Authority (Neighborhood Transformation); Series 2002 A, RB (INS–NATL/FGIC)(a)	5.50%	04/15/22	2,300	2,341,239

Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS–AGM)(a)	5.00%	02/01/31	500	521,725

				2,862,964

Rhode Island–0.69%
Rhode Island (State of) Economic Development Corp.; Series 1994 A, Airport RB (INS–AGM)(a)(e)	7.00%	07/01/14	830	884,299

South Carolina–9.73%
Dorchester (County of) School District No 2 (Growth); Series 2006, Installment Purchase RB (INS–AGC)(a)	5.00%	12/01/29	4,000	4,131,040

Piedmont Municipal Power Agency; Series 2008 C, Ref. Electric RB (INS–AGC)(a)	5.75%	01/01/34	1,590	1,718,186

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. Improvement Hospital RB (INS–AGC)(a)	5.38%	02/01/29	1,000	1,059,470

South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.); Series 2002 B, IDR (INS–AMBAC)(a)(e)	5.45%	11/01/32	3,750	3,752,962

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,000	1,015,410

South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB	5.00%	01/01/33	795	842,994

				12,520,062

South Dakota–1.01%
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program);
Series 1998 A, RB (INS–AMBAC)(a)	5.40%	08/01/13	245	248,771

Series 2008, RB (INS–AGC)(a)	5.50%	08/01/38	1,000	1,055,120

				1,303,891

Tennessee–0.82%
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS–AGM)(a)(b)	5.25%	09/01/27	1,000	1,057,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Trust for Insured Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–22.34%
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS–AGC)(a)	5.00%	08/15/19	$1,000	$1,141,890

Dallas-Fort Worth (Cities of) International Airport Facilities Improvement Corp.;
Series 2001 A, Ref. & Improvement RB (INS–BHAC)(a)(e)	5.50%	11/01/31	5,000	5,004,750

Series 2001 A, Ref. Improvement RB (INS–NATL/FGIC)(a)(e)	5.88%	11/01/17	2,000	2,014,860

Series 2001 A, Ref. Improvement RB (INS–NATL/FGIC)(a)(e)	5.88%	11/01/18	1,500	1,511,145

El Paso (County of) Hospital District;
Series 2008 A, Limited Tax GO Bonds (INS–AGC)(a)	5.00%	08/15/28	2,000	2,142,300

Series 2008 A, Limited Tax GO Bonds (INS–AGC)(a)(b)	5.00%	08/15/37	1,350	1,397,642

Harris (County of) (Toll Road); Series 2009 A, Sr. Lien RB(b)	5.00%	08/15/32	1,500	1,583,010

Houston (City of); Series 2007 A, Ref. First Lien Combined Utility System RB (INS–AGM)(a)(b)	5.00%	11/15/36	2,025	2,101,910

Judson Independent School District (School Building); Series 2008, Unlimited Tax GO Bonds (INS–AGC)(a)(b)	5.00%	02/01/37	1,000	1,026,420

Laredo Independent School District Public Facility Corp.;
Series 2004 A, Lease RB (INS–AMBAC)(a)	5.00%	08/01/29	500	501,405

Series 2004 C, Lease RB (INS–AMBAC)(a)	5.00%	08/01/29	1,000	1,002,810

North Texas Tollway Authority; Series 2011 A, Special Projects System RB	5.50%	09/01/36	750	812,693

San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS–AGM)(a)	5.00%	10/01/32	485	501,427

Series 2011, Special Project RB (INS–AGM)(a)	5.00%	10/01/37	525	539,558

Tarrant (County of) Cultural Education Facilities Finance Corp. (Christus Health); Series 2008 A, Ref. RB (INS–AGC)(a)	6.50%	07/01/37	1,000	1,075,500

Tarrant (County of) Health Facilities Development Corp. (Cook Childrens Medical Center); Series 2007 B, Ref. Hospital RB (INS–AGM)(a)	5.00%	12/01/30	925	956,764

Texas (State of) Turnpike Authority; Series 2002 A, First Tier RB (INS–AMBAC)(a)	5.50%	08/15/39	5,000	5,011,350

Texas Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility); Series 2009, Sr. Lien RB	6.88%	12/31/39	400	413,564

				28,738,998

Utah–4.36%
Utah (State of) Housing Corp.; Series 2007 E, Single Family Mortgage RB(e)	5.25%	01/01/39	3,260	3,294,849

Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS–AGM)(a)	5.00%	06/15/36	2,200	2,310,174

				5,605,023

Virginia–0.86%
Roanoke (City of) Industrial Development Authority (Carillion Health System Obligated Group); Series 2005 A-2, Hospital VRD IDR (INS–AGM)(a)(h)	0.12%	09/27/11	1,100	1,100,000

Washington–6.97%
Spokane (County of) School District No 363 West Valley; Series 2004, Unlimited Tax Go Bonds(d)(g)	5.25%	06/01/14	2,760	3,122,055

Washington (State of) Health Care Facilities Authority (Multi Health System); Series 2007 B, RB (INS–AGM)(a)	5.50%	08/15/38	4,000	4,150,640

Series 2007 D, VRD RB (INS–AGM)(a)(h)	0.12%	09/27/11	1,700	1,700,000

				8,972,695

Wisconsin–2.46%
Wisconsin (State of) Housing & Economic Development Authority;
Series 2008 A, Home Ownership RB(b)(e)	5.30%	09/01/23	1,000	1,049,430

Series 2008 A, Home Ownership RB(b)(e)	5.50%	09/01/28	333	342,494

Wisconsin (State of); Series 2004, Ref. Unlimited Tax GO Bonds (INS–NATL/FGIC)(a)	5.25%	05/01/22	1,610	1,777,454

				3,169,378

TOTAL INVESTMENTS(i)–161.11% (Cost $203,593,748)				207,270,913

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Trust for Insured Municipals

Value

Floating Rate Note Obligations–(13.88)%
Notes with interest rates ranging from 0.21% to 0.31% at 08/31/11 and contractual maturities of collateral ranging from 09/01/23 to 06/01/39 (See Note 1J)(j)	$(17,855,000)

OTHER ASSETS LESS LIABILITIES–(1.76)%	(2,261,681)

PREFERRED SHARES–(45.47)%	(58,500,000)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%	$128,654,232

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CIFG	– CIFG Assurance North America, Inc.
COP	– Certificates of Participation
FGIC	– Financial Guaranty Insurance Co.
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1J.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security subject to the alternative minimum tax.
(f)	Zero coupon bond issued at a discount.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Corp.	12.89%

Assured Guaranty Municipal Corp.	29.88

American Municipal Bond Assurance Corp.	13.01

Berkshire Hathaway Assurance Corp.	8.14

Financial Guaranty Insurance Co.	7.64

National Public Finance Guarantee Corp.	13.61

(j)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2011. At August 31, 2011, the Trust’s investments with a value of $31,710,003 are held by Dealer Trusts and serve as collateral for the $17,855,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

Revenue Bonds	89.1%

General Obligation Bonds	8.5

Pre-refunded Bonds	2.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Trust for Insured Municipals

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $203,593,748)	$207,270,913

Receivable for:
Investments sold	1,715,630

Interest	2,560,732

Other assets	12,236

Total assets	211,559,511

Liabilities:
Floating rate note obligations	17,855,000

Payable for:
Investments purchased	5,451,923

Amount due custodian	965,401

Income distributions — preferred and common shares	30,161

Accrued fees to affiliates	13,393

Accrued other operating expenses	89,401

Total liabilities	24,405,279

Preferred shares ($0.01 par value, authorized 100,000,000 shares, 2,340 issued with liquidation preference of $25,000 per share)	58,500,000

Net assets applicable to common shares	$128,654,232

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$143,095,854

Undistributed net investment income	2,768,918

Undistributed net realized gain (loss)	(20,887,705)

Unrealized appreciation	3,677,165

$128,654,232

Shares outstanding, $0.01 par value per common share with an unlimited number of shares authorized:
Common shares outstanding	9,686,080

Net asset value per common share	$13.28

Market value per common share	$12.90

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Trust for Insured Municipals

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Interest	$5,021,516

Expenses:
Advisory fees	564,820

Administrative services fees	25,137

Custodian fees	5,153

Interest, facilities and maintenance fees	127,592

Transfer agent fees	20,359

Trustees’ and officers’ fees and benefits	12,833

Other	77,295

Total expenses	833,189

Less: Fees waived	(20,567)

Net expenses	812,622

Net investment income	4,208,894

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(269,616)

Change in net unrealized appreciation of investment securities	8,770,388

Net realized and unrealized gain	8,500,772

Distributions to preferred shareholders from net investment income	(36,305)

Net increase in net assets applicable to common shares resulting from operations	$12,673,361

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Trust for Insured Municipals

Statement of Changes in Net Assets

For the six months ended August 31, 2011, the four months ended February 28, 2011 and the year ended October 31, 2010
(Unaudited)

	For the six months ended	For the four months ended	For the year ended
	August 31,	February 28,	October 31,
	2011	2011	2010

Operations:
Net investment income	$4,208,894	$2,952,774	$8,887,665

Net realized gain (loss)	(269,616)	(972,091)	(203,369)

Change in net unrealized appreciation (depreciation)	8,770,388	(10,600,556)	5,536,150

Distributions to preferred shareholders from net investment income	(36,305)	(55,268)	(125,316)

Net increase (decrease) in net assets applicable to common shares from operations	12,673,361	(8,675,141)	14,095,130

Distributions to common shareholders from net investment income	(4,150,481)	(2,750,854)	(8,243,460)

Net increase (decrease) in net assets applicable to common shares resulting from investment activities	8,522,880	(11,425,995)	5,851,670

Share transactions–net:
Increase from transactions in common shares of beneficial interest	—	—	266,212

Net increase (decrease) in net assets	8,522,880	(11,425,995)	6,117,882

Net assets applicable to common shares:
Beginning of period	120,131,352	131,557,347	125,439,465

End of period (includes undistributed net investment income of $2,768,918, $2,746,810 and 2,620,656, respectively)	$128,654,232	$120,131,352	$131,557,347

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen Trust for Insured Municipals

Statement of Cash Flows

For the six months ended August 31, 2011
(Unaudited)

Net increase in net assets applicable to common shares from operations	$12,673,361

Adjustments to reconcile the net increase in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(8,546,400)

Proceeds from sales of investments	13,643,280

Amortization of premium	203,459

Accretion of discount	(78,681)

Net realized loss on investments	269,616

Net change in unrealized appreciation on investments	(8,770,388)

Decrease in interest receivable and other assets	19,587

Decrease in accrued expenses and other payables	(43,534)

Increase in affiliates payable	15,732

Net cash provided by operating activities	9,386,032

Cash flows provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(4,156,200)

Net proceeds from and repayments of floating rate note obligations	(5,520,000)

Increase in amount due to custodian	290,168

Net cash provided by (used in) financing activities	(9,386,032)

Net increase (decrease) in cash	—

Cash at the beginning of the period	—

Cash at the end of the period	$—

Supplemental disclosures of cash flow information
Cash paid during the period for interest, facilities and maintenance fees	$127,592

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Trust for Insured Municipals (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.
  The Trust’s investment objective is to seek to provide a high level of current income exempt from federal income taxes, consistent with preservation of capital. In normal market conditions, the Trust intends to invest substantially all of its assets in municipal securities which are covered by insurance with respect to the timely payment of principal and interest.
  The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

15        Invesco Van Kampen Trust For Insured Municipals

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally paid annually and are distributed on a pro rata basis to common and preferred shareholders. The Trust may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
I.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
J.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing

16        Invesco Van Kampen Trust For Insured Municipals

floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
J.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate 0.55% of the Trust’s average daily net assets including current preferred shares and leverage entered into to retire preferred shares of the Trust.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 1.10%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. For the six months ended August 31, 2011, the Adviser waived advisory fees of $20,567.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2011, expenses incurred under this agreement are shown in the Statement of Operations as administrative services fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs

17        Invesco Van Kampen Trust For Insured Municipals

(Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$207,270,913	$—	$207,270,913

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust.
  During the six months ended August 31, 2011, the Trust paid legal fees of $11,610 for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate note obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the six months ended August 31, 2011 were $21,773,857 and 0.83%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Trust had a capital loss carryforward as of February 28, 2011 which expires as follows:

Capital Loss
Expiration	Carryforward*

February 28, 2014	$597,359

February 28, 2015	1,344,721

February 29, 2016	11,002,098

February 29, 2017	6,624,850

February 29, 2018	202,468

February 29, 2019	972,091

Total capital loss carryforward	$20,743,587

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

18        Invesco Van Kampen Trust For Insured Municipals

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2011 was $11,913,639 and $10,597,970, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$7,547,151

Aggregate unrealized (depreciation) of investment securities	(3,655,706)

Net unrealized appreciation of investment securities	$3,891,445

Cost of investments for tax purposes is $203,379,468.

NOTE 8—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six Months Ended	Four Months Ended	Year Ended
	August 31, 2011	February 28, 2011	October 31, 2010

Beginning shares	9,686,080	9,686,080	9,666,070

Shares issued through dividend reinvestment	—	—	20,010

Ending shares	9,686,080	9,686,080	9,686,080

  The Board of Trustees have approved share repurchases whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 9—Preferred Shares of Beneficial Interest

The Trust has issued Auction Rate Preferred Shares (“preferred shares”) which have a liquidation value of $25,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $25,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.
  Historically, the Trust paid annual fees equivalent to 0.25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auction. Effective March 19, 2009, the Trust decreased this amount to 0.15% due to auction failures. In the future, if auctions no longer fail, the Trust may return to an annual fee payment of 0.25% of the preferred share liquidation value. These fees are included as a component of interest, facilities and maintenance fees on the Statement of Operations.
  Dividends, which are cumulative, are reset through auction procedures.

		Amount			Range of
Series	Shares†	(000’s omitted)†	Rate†	Reset Date	Dividend Rates††

A	1,170	$29,250	0.166	09/01/11	0.088-0.232%

B	1,170	29,250	0.177	09/28/11	0.088-0.199%

†	As of August 31, 2011.
††	For the six months ended August 31, 2011.

  Subsequent to August 31, 2011 and up through October 14, 2011, the Trust paid dividends to preferred shareholders at rates ranging from 0.166% to 0.177% in the aggregate amount of $15,128.
  The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.
  Beginning on February 20, 2008 and continuing through August 31, 2011, all series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate.
  The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.
  The preferred shares are not listed on an exchange. Investors in preferred shares may participate in auctions through authorized broker-dealers; however, such broker-dealers are not required to maintain a secondary market in preferred shares, and there can be no assurance that a secondary market will develop, or if it does develop, a secondary market may not provide you with liquidity. When a preferred share auction fails, investors may not be able to sell any or all of their preferred shares and because of the nature of the market for preferred shares, investors may receive less than the price paid for their preferred shares if sold outside of the auction.

19        Invesco Van Kampen Trust For Insured Municipals

  The Trust entered into additional floating rate note and dealer trust obligations as an alternative form of leverage in order to redeem and to retire a portion of its preferred shares. Transactions in preferred shares were as follows:

	Series A		Series B
	Shares	Value	Shares	Value

Outstanding at February 28, 2011	1,170	$29,250,000	1,170	$29,250,000

Shares retired	—	—	—	—

Outstanding at August 31, 2011	1,170	$29,250,000	1,170	$29,250,000

NOTE 11—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2011:

Declaration Date	Amount per Share	Record Date	Payable Date

September 1, 2011	$0.074	September 15, 2011	September 30, 2011

September 30, 2011	0.074	October 14, 2011	October 31, 2011

20        Invesco Van Kampen Trust For Insured Municipals

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended		Four months ended
	August 31,		February 28,		Year ended October 31,
	2011		2011		2010	2009	2008	2007	2006

Net asset value, beginning of period	$12.40		$13.58		$12.98	$10.57	$15.11	$16.02	$16.09

Net investment income(a)	0.43		0.30		0.92	0.98	1.11	1.06	1.00

Net realized and unrealized gain (loss)	0.88		(1.19)		0.54	2.28	(4.61)	(0.89)	0.24

Distributions paid to preferred shareholders:
Net investment income	(0.00	)(b)	(0.01)		(0.01)	(0.05)	(0.28)	(0.34)	(0.25)

Net realized gain	—		—		—	—	—	—	(0.06)

Total income (loss) from investment operations	1.31		(0.90)		1.45	3.21	(3.78)	(0.17)	0.93

Distributions paid to common shareholders:
Net investment income	(0.43)		(0.28)		(0.85)	(0.80)	(0.76)	(0.74)	(0.74)

Net realized gains	—		—		—	—	—	—	(0.26)

Net asset value, end of period	$13.28		$12.40		$13.58	$12.98	$10.57	$15.11	$16.02

Market value, end of period	$12.90		$11.77		$14.03	$12.56	$11.10	$14.35	$14.19

Total return at net asset value(c)	10.84%		(6.53)%		11.52%

Total return at market value(d)	13.43%		(14.12)%		19.07%	21.11%	(18.01)%	6.31%	8.19%

Net assets applicable to common shareholders, end of period (000’s omitted)	$128,654		$120,131		$131,557	$125,439	$101,941	$141,057	$157,156

Portfolio turnover rate(e)	5%		4%		5%	16%	55%	41%	32%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements(f)	1.31	%(g)	1.25	%(i)(k)	1.32%	1.58%	2.21%	2.34%	1.50%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance expense(f)(j)	1.10	%(g)	1.03	%(i)(k)	1.14%	1.24%	1.10%	1.13%	1.26%

Without fee waivers and/or expense reimbursements(f)	1.34	%(g)	1.25	%(i)(k)	1.42%	1.76%	2.38%	2.49%	N/A

Ratio of net investment income before preferred share dividends	6.76	%(g)	7.39	%(k)	6.92%	8.37%	8.09%	6.79%	6.32%

Preferred share dividends	0.06	%(g)	0.14	%(k)	0.10%

Ratio of net investment income after preferred share dividends	6.70	%(g)	7.25	%(k)	6.82%	7.98%	6.04%	4.60%	4.73%

Senior securities:
Total preferred shares outstanding	2,340		2,340		2,340	2,700	2,880	3,600	3,600

Total amount of preferred shares outstanding (000’s omitted)	$58,500		$58,500		$58,500	$67,500	$72,000	$90,000	$90,000

Asset coverage per preferred share(h)	$79,980		$76,338		$81,221	$71,459	$60,399	$65,924	$68,720

Liquidating preference per preferred share	$25,000		$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(a)	Calculated using average shares outstanding.
(b)	Amount is less than $0.01 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.
(e)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(f)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(g)	Ratios are annualized and based on average net assets applicable to common shares (000’s omitted) of $123,764.
(h)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by the number of preferred shares outstanding.
(i)	Ratio includes an adjustment for a change in accounting estimate for professional service fees during the period. Ratios excluding the adjustment would have been higher by 0.08%.
(j)	For the years ended October 31, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(k)	Ratios are annualized.
N/A Not Applicable.

21        Invesco Van Kampen Trust For Insured Municipals

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Van Kampen Trust for Insured Municipals (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on May 8, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board, acting directly and through its committees, meets throughout the year to review the performance of the Invesco Van Kampen funds. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Van Kampen funds reflect the results of years of review and negotiation between the Trustees and Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 8, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. Based on their meetings throughout the year with the Fund’s portfolio manager, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers (and previously Van Kampen Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Van Kampen funds such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Fund’s Lipper performance universe and against the Barclays Capital Municipal Bond Index. The Board noted that the Fund’s performance was in the first quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. When considering a fund’s performance, the Board places emphasis on trends and longer term returns.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the

22        Invesco Van Kampen Trust for Insured Municipals

median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Van Kampen funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, efforts to support secondary market trading of the Fund’s shares, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Van Kampen funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Van Kampen funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Van Kampen funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Van Kampen funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Van Kampen Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

23        Invesco Van Kampen Trust for Insured Municipals

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Van Kampen Trust for Insured Municipals was held on June 17, 2011. The Meeting was held for the following purpose:

(1)	Elect four Class I Trustees, each by the holders of Common Shares of the Fund, each of whom will serve for a three year term or until a successor has been duly elected and qualified.

The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Withheld

(1)	David C. Arch	8,563,474	144,004
	Howard J Kerr	8,547,663	159,815
	Jerry Choate	8,558,836	148,642
	Suzanne Woolsey	8,557,247	150,231

24        Invesco Van Kampen Trust for Insured Municipals

Correspondence information
Send general correspondence to Computershare, P.O. Box 43078, Providence, RI 02940-3078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Trust holdings and proxy voting information
The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is 811-06472.
     A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Trust voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-CE-TIMUNI-SAR-1	Invesco Distributors, Inc.

ITEM 2. CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
     Not applicable.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
     Not applicable.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
     Not applicable.
ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable.
ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
     Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
     None.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of September 16, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Trust for Insured Municipals

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: November 7, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: November 7, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: November 7, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.